Taxation - Schedule of Reconciliation between Taxes on Income / Losses (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Statutory Tax Rate [Line Items]
Tax rate	12.50%	12.50%	12.50%